Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized

	December 31,
Changes in benefit obligation:	2011	2010
Benefit obligation at beginning of year	$119,983	$103,134
Service cost	8,058	7,031
Interest cost	6,362	5,858
Exchange rate differences	(508)	(1,023)
Actuarial losses	21,459	7,374
Benefits paid	(2,257)	(2,391)
Benefit obligation at end of year	$153,097	$119,983
Changes in the Plans 'Assets:
Fair value of Plans' assets at beginning of year	69,493	62,790
Actual return on Plans' assets (net of expenses)	(785)	6,326
Employer contribution	15,266	2,679
Benefits paid	(2,194)	(2,302)
Fair value of Plans' assets at end of year	$81,780	$69,493
Accrued benefit cost, end of year:
Funded status	(71,317)	(50,490)
Unrecognized net actuarial loss	60,650	34,972
Unrecognized prior service cost	584	680
	$(10,083)	$(14,838)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(39)
Accrued benefit liability, non-current	(71,232)	(50,451)
Accumulated other comprehensive income, pre-tax	61,234	35,652
Net amount recognized	$(10,083)	$(14,838)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2011	2010	2009
Components of the Plans' net periodic pension cost:
Service cost	$8,205	$7,031	$6,694
Interest cost	6,361	5,858	5,427
Expected return on Plans' assets	(5,512)	(4,914)	(3,915)
Amortization of prior service cost	104	95	97
Amortization of transition amount	(147)	(130)	(120)
Amortization of net actuarial loss	1,988	1,769	2,282
Total net periodic benefit cost	$10,999	$9,709	$10,465
Additional information
Accumulated benefit obligation	$144,682	$112,643	$95,877

Schedule Of Assumptions Used

	December 31,
Weighted average assumptions:	2011	2010
Discount rate as of December 31	4.4%	5.4%
Expected long-term rate of return on Plans' assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.7%

Asset Allocation By Category

	2011	2010
Asset Category
Equity Securities	56.8%	58.1%
Debt Securities	36.1%	33.6%
Other	7.1%	8.3%
Total	100.0%	100.0%

Target Asset Allocation For The Plan

	2011	2010
Asset Category
Equity Securities	56.0%	60.0%
Debt Securities	41.2%	37.0%
Other	2.8%	3.0%
Total	100.0%	100.0%

Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized

	December 31	December 31
	2011	2010
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,914	$2,419
Service cost	252	208
Interest cost	152	138
Actuarial (gain) loss	(63)	216
Employee contribution	19	21
Benefits paid	(129)	(88)
Benefit obligation at end of period	$3,145	$2,914

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	110	67
Employee contribution	19	21
Benefits paid	(129)	(88)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2011	2010
Accrued benefit cost, end of period:
Funded status	$(3,145)	$(2,914)
Unrecognized net actuarial loss	455	540
Unrecognized prior service cost	-	74
Accrued benefit cost, end of period	$(2,690)	$(2,300)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(122)
Accrued benefit liability, non-current	(3,034)	(2,792)
Accumulated other comprehensive loss, pretax	455	614
Net amount recognized	$(2,690)	$(2,300)

Schedule Of Assumptions Used

Assumptions as of end of period:
Discount rate	3.78%	5.32%
Health care cost trend rate assumed for next year	8.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%

Effect Of A 1% Change In The Health Care Cost Trend Rate

	1% increase	1% decrease
Net periodic benefit cost	$48	$(42)
Benefit obligation	$281	$(250)